Leases (Details) - Schedule of operating leases ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of operating leases [Abstract]
Right-of-use assets, net	¥ 7,213	$ 1,046
Operating lease liabilities - current	784	114
Operating lease liabilities - non-current	6,515	945
Total operating lease liabilities	¥ 7,299	$ 1,059